Note I - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2018	$33,434	$6,279	$39,713
2017	$28,625	$7,324	$35,949

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2019	$4,018	$3,290	$7,308
2020	3,380	1,599	4,979
2021	3,000	565	3,565
2022	2,842	588	3,430
2023	2,704	237	2,941
Thereafter	17,490	----	17,490
	$33,434	$6,279	$39,713